OTHER INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest income on:
bank deposits	$ 4,438	$ 1,370	$ 355
rental deposits	636	476	437
loans to related parties			225
other financial assets			41
Interest income	5,074	1,846	1,058
Government grants (Note)	1,322	3,164	4,998
Others	1,127	1,685	645
Other income	$ 7,523	$ 6,695	$ 6,701